Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	$ 30,037		$ 28,125
Less: Accumulated depreciation	16,172		14,807
Property, plant and equipment	13,865	[1],[2]	13,318	[1],[2]	$ 13,766
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	540		530
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	10,254		9,810
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	11,902		11,248
Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	4,661		4,410
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	$ 2,680		$ 2,127
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	33 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	8 years
Minimum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	50 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	20 years
Maximum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	12 years 6 months

[1]	Amounts may not add due to rounding.
[2]	The increase in total property, plant and equipment is primarily due to capital additions and the impact of foreign exchange, partially offset by depreciation, reductions due to restructuring efforts and disposals.